SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of channels for sale of medical devices | item	2
Revenues	$ 37,037,108	$ 31,457,908	$ 35,091,174
Contract assets	0
Revenue expected to be recognized on remaining performance obligations	800,000	500,000
Transferred over time
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	0	$ 0	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue expected to be recognized on remaining performance obligations	$ 800,000
Period expected to be recognized on remaining performance obligations	12 months